Remuneration of Auditors	12 Months Ended
Jun. 30, 2022
Auditor's remuneration [abstract]
Remuneration of Auditors

NOTE 26: REMUNERATION OF AUDITORS

	2022 A$	2021 A$	2020 A$
Audit or Review of Financial Reports
- Group	969,726	86,500	110,000
- French subsidiaries	-	-	74,972

Other Assurance Services
Agreed upon procedures in relation to French subsidiaries cash statement and debt statement as at February 28, 2020	-	-	27,109
	969,726	86,500	212,081

The auditor of Bionomics Limited is Ernst & Young (2020: Deloitte Touche Tohmatsu).